Share capital - Narrative (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Issued capital	SFr 4,037,464	SFr 4,037,464
Number of shares issued and fully paid (in shares)	40,374,641	40,374,641
Number of treasury shares withheld to cover social security and tax liabilities (in shares)	125,127
Treasury share reserve
Number of shares outstanding (in shares)	2,069,404	2,962,973